SHARE-BASED PAYMENT (Details 10)	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2013	Aug. 31, 2012	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2010
Expected term (in years)			2 years 11 months 30 days		2 years 11 months 27 days	4 years 26 days	4 years 6 months 22 days	5 years 2 months 12 days
Warrant [Member]
Expected dividends	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected term (in years)	5 years	3 years	3 years 2 months 28 days	3 years	1 year 6 months 11 days	2 years 9 months 18 days	1 year 10 months 13 days	1 year 8 months 1 day
Weighted-average volatility	70.00%	60.00%	70.00%	60.00%	63.40%	65.10%	137.60%
Risk-free rate minimum	1.62%	0.38%	1.62%	0.38%	0.37%	0.34%	0.74%
Risk-free rate maximum	1.62%	0.38%	1.62%	0.38%	0.66%	0.41%	3.57%